Average Annual Total Returns - FidelityEquity-IncomeFund-KPRO - FidelityEquity-IncomeFund-KPRO - Fidelity Equity-Income Fund	Apr. 01, 2023
Fidelity Equity-Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(5.00%)
Past 5 years	8.21%
Past 10 years	10.27%
RS008
Average Annual Return:
Past 1 year	(7.98%)
Past 5 years	6.50%
Past 10 years	10.16%